INCOME TAX - Deferred taxes by type of temporary difference (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	$ (1,819,604)	$ (1,557,420)	$ (1,051,847)
Change in accounting policies	13,290	154,208
Credited (charged) to profit or loss	(561,245)	(357,032)	(449,291)
Deferred tax expense (income) credited (charged) to OCI	(283,182)	(62,659)	(60,960)
Foreign exchange adjustments	26,030	3,299	4,678
Deferred tax (liabilities) assets at the end of the period	(2,624,711)	(1,819,604)	(1,557,420)
Deferred tax assets [member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	1,863,249	1,520,787	1,637,801
Change in accounting policies	649,307	125,629
Credited (charged) to profit or loss	75,633	320,619	(123,089)
Deferred tax expense (income) credited (charged) to OCI	(195,492)	(55,390)	624
Foreign exchange adjustments	27,527	(48,396)	5,451
Deferred tax (liabilities) assets at the end of the period	2,420,224	1,863,249	1,520,787
Deferred tax assets [member] | Debt securities at fair value [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	29,650	8,081	62,627
Change in accounting policies		(2,431)
Credited (charged) to profit or loss	(14,680)	18,840	(30,580)
Deferred tax expense (income) credited (charged) to OCI	(4,540)	4,563	(23,966)
Foreign exchange adjustments	844	597
Deferred tax (liabilities) assets at the end of the period	11,274	29,650	8,081
Deferred tax assets [member] | Equity securities at fair value [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	622	8	1,583
Change in accounting policies		102
Credited (charged) to profit or loss	(1,129)	512	(1,254)
Deferred tax expense (income) credited (charged) to OCI	872		(321)
Deferred tax (liabilities) assets at the end of the period	365	622	8
Deferred tax assets [member] | Derivative instruments [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	73,154	36,805	78,740
Credited (charged) to profit or loss	68,038	(102,681)	(41,935)
Deferred tax expense (income) credited (charged) to OCI	15,351	185,803
Foreign exchange adjustments		(46,773)
Deferred tax (liabilities) assets at the end of the period	156,543	73,154	36,805
Deferred tax assets [member] | Accounts receivables [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period		699	16,278
Credited (charged) to profit or loss	147		(15,589)
Foreign exchange adjustments			10
Deferred tax (liabilities) assets at the end of the period	147		699
Deferred tax assets [member] | Allowance Of Investments Securities [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	136	366
Change in accounting policies		31
Credited (charged) to profit or loss	37	(264)
Foreign exchange adjustments		3
Deferred tax (liabilities) assets at the end of the period	173	136	366
Deferred tax assets [member] | Allowance for Accounts Receivable [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	41,390	333
Credited (charged) to profit or loss	8,750	44,660
Foreign exchange adjustments	4	(3,603)
Deferred tax (liabilities) assets at the end of the period	50,144	41,390	333
Deferred tax assets [member] | Loans and receivables
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	14,917	71,938	6,014
Change in accounting policies		64,527
Credited (charged) to profit or loss	(13,440)	(121,072)	65,924
Foreign exchange adjustments	173	(476)
Deferred tax (liabilities) assets at the end of the period	1,650	14,917	71,938
Deferred tax assets [member] | Allowance for impairment on loans and receivables [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	159,169	66,127	105,573
Change in accounting policies		68,513
Credited (charged) to profit or loss	54,517	13,808	(39,446)
Foreign exchange adjustments	(1,463)	10,721
Deferred tax (liabilities) assets at the end of the period	212,223	159,169	66,127
Deferred tax assets [member] | Allowance for other accounts receivable [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period		4,649	6,219
Credited (charged) to profit or loss		(4,649)	(1,570)
Deferred tax (liabilities) assets at the end of the period			4,649
Deferred tax assets [member] | Financial assets in concession contracts
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	158,645	28,536	25,837
Credited (charged) to profit or loss	89,238		2,571
Foreign exchange adjustments			128
Deferred tax (liabilities) assets at the end of the period	247,883	158,645	28,536
Deferred tax assets [member] | Foreclosed assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	2,927	18,161	4,846
Credited (charged) to profit or loss		(15,474)	13,315
Foreign exchange adjustments		240
Deferred tax (liabilities) assets at the end of the period		2,927	18,161
Deferred tax assets [member] | Allowance for foreclosed assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	2,927
Credited (charged) to profit or loss	(1,203)
Foreign exchange adjustments	132
Deferred tax (liabilities) assets at the end of the period	1,856	2,927
Deferred tax assets [member] | Property, plant and equipment [member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	284,111	364,540	296,269
Credited (charged) to profit or loss	16,749	(77,625)	68,271
Foreign exchange adjustments	3,908	(2,804)
Deferred tax (liabilities) assets at the end of the period	304,768	284,111	364,540
Deferred tax assets [member] | Depreciation of Property, Plant and Equipment [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	20,903	11,993	5,699
Credited (charged) to profit or loss	15,180	8,854	6,294
Foreign exchange adjustments		56
Deferred tax (liabilities) assets at the end of the period	36,083	20,903	11,993
Deferred tax assets [member] | Investment property [member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Credited (charged) to profit or loss	18,323
Deferred tax (liabilities) assets at the end of the period	18,323
Deferred tax assets [member] | Deferred charges and of intangible assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	168,856	145,625	113,817
Credited (charged) to profit or loss	(69,272)	23,233	30,922
Foreign exchange adjustments		(2)	886
Deferred tax (liabilities) assets at the end of the period	99,584	168,856	145,625
Deferred tax assets [member] | Tax losses carry forward [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	299,201	332,354	385,855
Credited (charged) to profit or loss	(24,518)	365,698	(53,556)
Deferred tax expense (income) credited (charged) to OCI	(240,420)	(402,042)
Foreign exchange adjustments	22,253	3,191	55
Deferred tax (liabilities) assets at the end of the period	56,516	299,201	332,354
Deferred tax assets [member] | Surplus of presumptive income [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	4,670	2,528	19,480
Credited (charged) to profit or loss	991	2,142	(16,952)
Deferred tax (liabilities) assets at the end of the period	5,661	4,670	2,528
Deferred tax assets [member] | Provisions [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	189,882	197,963	212,695
Change in accounting policies		(11,038)
Credited (charged) to profit or loss	35,111	2,163	(17,649)
Foreign exchange adjustments	(1,755)	794	2,917
Deferred tax (liabilities) assets at the end of the period	223,238	189,882	197,963
Deferred tax assets [member] | Employee benefits [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	131,783	98,924	104,606
Credited (charged) to profit or loss	(27,270)	41,406	(29,658)
Deferred tax expense (income) credited (charged) to OCI	15,308	(9,394)	23,976
Foreign exchange adjustments	546	847
Deferred tax (liabilities) assets at the end of the period	120,367	131,783	98,924
Deferred tax assets [member] | Goodwill [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Credited (charged) to profit or loss	859
Deferred tax (liabilities) assets at the end of the period	859
Deferred tax assets [member] | Deferred income [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	2,587		113,380
Change in accounting policies		12,349
Credited (charged) to profit or loss	(2,587)	(9,762)	(113,380)
Deferred tax (liabilities) assets at the end of the period		2,587
Deferred tax assets [member] | Financial Assets In Concession Arrangement [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	158,645	28,536
Change in accounting policies		(6,322)
Credited (charged) to profit or loss		136,431
Deferred tax (liabilities) assets at the end of the period		158,645	28,536
Deferred tax assets [member] | Biological asset [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	104	169	101
Credited (charged) to profit or loss	282	(65)	68
Deferred tax expense (income) credited (charged) to OCI	(166)
Deferred tax (liabilities) assets at the end of the period	220	104	169
Deferred tax assets [member] | Lease agreement [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	8,592	8,042	9,160
Change in accounting policies	649,307
Credited (charged) to profit or loss	(74,500)	625	(1,118)
Foreign exchange adjustments	3,480	(75)
Deferred tax (liabilities) assets at the end of the period	586,879	8,592	8,042
Deferred tax assets [member] | Other
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	271,950	123,645	69,022
Change in accounting policies		(102)
Credited (charged) to profit or loss	(3,989)	(6,161)	52,233
Deferred tax expense (income) credited (charged) to OCI	18,102	165,680	935
Foreign exchange adjustments	(595)	(11,112)	1,455
Deferred tax (liabilities) assets at the end of the period	285,468	271,950	123,645
Deferred tax liabilities [member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	(3,682,853)	(3,078,207)	(2,689,648)
Change in accounting policies	(636,017)	28,579
Credited (charged) to profit or loss	(636,878)	(677,651)	(326,202)
Deferred tax expense (income) credited (charged) to OCI	(87,690)	(7,269)	(61,584)
Foreign exchange adjustments	(1,497)	51,695	(773)
Deferred tax (liabilities) assets at the end of the period	(5,044,935)	(3,682,853)	(3,078,207)
Deferred tax liabilities [member] | Debt securities at fair value [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	(49,937)	(44,492)	(27,278)
Change in accounting policies		9,555
Credited (charged) to profit or loss	43,565	(14,843)	29,105
Deferred tax expense (income) credited (charged) to OCI	(65,399)	26	(46,319)
Foreign exchange adjustments	(3,343)	(183)
Deferred tax (liabilities) assets at the end of the period	(75,114)	(49,937)	(44,492)
Deferred tax liabilities [member] | Equity securities at fair value [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	(115,877)	(121,226)	(100,484)
Change in accounting policies		(298)
Credited (charged) to profit or loss	20,716	7,361	302
Deferred tax expense (income) credited (charged) to OCI	(10,773)	2,084	33
Foreign exchange adjustments	432	(3,798)	(21,077)
Deferred tax (liabilities) assets at the end of the period	(105,502)	(115,877)	(121,226)
Deferred tax liabilities [member] | Derivative instruments [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	(17,565)	(87,525)	(67,974)
Credited (charged) to profit or loss	17,410	23,187	(15,190)
Deferred tax expense (income) credited (charged) to OCI	(10,272)		(4,361)
Foreign exchange adjustments	3,163	46,773
Deferred tax (liabilities) assets at the end of the period	(7,264)	(17,565)	(87,525)
Deferred tax liabilities [member] | Accounts receivables [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	(287,526)	(306,774)	(260,621)
Change in accounting policies		(17)
Credited (charged) to profit or loss	195,426	17,677	(46,335)
Deferred tax expense (income) credited (charged) to OCI		1,588
Foreign exchange adjustments			182
Deferred tax (liabilities) assets at the end of the period	(92,100)	(287,526)	(306,774)
Deferred tax liabilities [member] | Allowance Of Investments Securities [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	(23,150)	(182)
Change in accounting policies		57
Credited (charged) to profit or loss		(23,025)
Foreign exchange adjustments			(182)
Deferred tax (liabilities) assets at the end of the period		(23,150)	(182)
Deferred tax liabilities [member] | Allowance for Accounts Receivable [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	(23,150)
Credited (charged) to profit or loss	(62,434)
Deferred tax (liabilities) assets at the end of the period	(85,584)	(23,150)
Deferred tax liabilities [member] | Loans and receivables
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	(63,567)	(322,746)	(268,747)
Change in accounting policies		3,668
Credited (charged) to profit or loss	25,769	256,357	(53,999)
Foreign exchange adjustments	(288)	(846)
Deferred tax (liabilities) assets at the end of the period	(38,086)	(63,567)	(322,746)
Deferred tax liabilities [member] | Allowance for impairment on loans and receivables [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	(270,947)	(397,838)	(275,785)
Change in accounting policies		204,100
Credited (charged) to profit or loss	(163,948)	(77,442)	(122,053)
Foreign exchange adjustments	2,188	233
Deferred tax (liabilities) assets at the end of the period	(432,707)	(270,947)	(397,838)
Deferred tax liabilities [member] | Financial assets in concession contracts
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	(898,741)	(700,738)
Change in accounting policies		(228,241)
Credited (charged) to profit or loss		30,238
Deferred tax (liabilities) assets at the end of the period		(898,741)	(700,738)
Deferred tax liabilities [member] | Foreclosed assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	(92,416)	(72,209)	(46,783)
Credited (charged) to profit or loss	2,140	(20,314)	(25,426)
Foreign exchange adjustments		107
Deferred tax (liabilities) assets at the end of the period	(90,276)	(92,416)	(72,209)
Deferred tax liabilities [member] | Property, plant and equipment [member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	(357,384)	(363,814)	(400,180)
Credited (charged) to profit or loss	54,139	11,305	36,404
Foreign exchange adjustments	8,942	(4,875)	(38)
Deferred tax (liabilities) assets at the end of the period	(294,303)	(357,384)	(363,814)
Deferred tax liabilities [member] | Depreciation of Property, Plant and Equipment [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	(170,138)	(179,877)	(209,549)
Credited (charged) to profit or loss	(86,092)	9,908	30,948
Foreign exchange adjustments	(9,275)	(169)	(1,276)
Deferred tax (liabilities) assets at the end of the period	(265,505)	(170,138)	(179,877)
Deferred tax liabilities [member] | Right Of Use [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Change in accounting policies	(636,017)
Credited (charged) to profit or loss	144,618
Foreign exchange adjustments	(3,524)
Deferred tax (liabilities) assets at the end of the period	(494,923)
Deferred tax liabilities [member] | Investment property [member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Credited (charged) to profit or loss	(69,732)
Deferred tax expense (income) credited (charged) to OCI	(333)
Deferred tax (liabilities) assets at the end of the period	(70,065)
Deferred tax liabilities [member] | Deferred charges and of intangible assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	(621,878)	(107,721)	(60,598)
Credited (charged) to profit or loss	539,796	(514,157)	(47,123)
Deferred tax (liabilities) assets at the end of the period	(82,082)	(621,878)	(107,721)
Deferred tax liabilities [member] | Provisions [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	(24,280)	(575)	(471)
Credited (charged) to profit or loss	21,285	(22,312)	(62)
Deferred tax expense (income) credited (charged) to OCI		304	116
Foreign exchange adjustments	(6,413)	(1,697)	(158)
Deferred tax (liabilities) assets at the end of the period	(9,408)	(24,280)	(575)
Deferred tax liabilities [member] | Employee benefits [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Credited (charged) to profit or loss	(28,020)
Deferred tax expense (income) credited (charged) to OCI	322
Foreign exchange adjustments	206
Deferred tax (liabilities) assets at the end of the period	(27,492)
Deferred tax liabilities [member] | Goodwill [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	(193,030)	(169,675)	(86,036)
Credited (charged) to profit or loss	(29,483)	(23,355)	(83,639)
Deferred tax (liabilities) assets at the end of the period	(222,513)	(193,030)	(169,675)
Deferred tax liabilities [member] | Deferred income [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	(116,034)	(40,534)	(34,613)
Change in accounting policies		40,534
Credited (charged) to profit or loss	(11,189)	(116,034)	(5,921)
Deferred tax (liabilities) assets at the end of the period	(127,223)	(116,034)	(40,534)
Deferred tax liabilities [member] | Financial Assets In Concession Arrangement [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	(898,741)	(700,738)	(718,496)
Credited (charged) to profit or loss	(1,182,031)		20,548
Foreign exchange adjustments			(2,790)
Deferred tax (liabilities) assets at the end of the period	(2,080,772)	(898,741)	(700,738)
Deferred tax liabilities [member] | Biological asset [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	(23,333)	(16,583)	(6,806)
Credited (charged) to profit or loss	(4,371)	(6,750)	(9,777)
Deferred tax (liabilities) assets at the end of the period	(27,704)	(23,333)	(16,583)
Deferred tax liabilities [member] | Lease agreement [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	(4,293)	(32,636)
Credited (charged) to profit or loss	(226,874)	28,343
Foreign exchange adjustments			(32,636)
Deferred tax (liabilities) assets at the end of the period	(231,167)	(4,293)	(32,636)
Deferred tax liabilities [member] | Other
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	(243,665)	(71,408)	(65,400)
Change in accounting policies		(779)
Credited (charged) to profit or loss	62,260	(176,699)	(30,128)
Deferred tax expense (income) credited (charged) to OCI	(1,235)	(11,271)	(11,053)
Foreign exchange adjustments	6,106	16,492	35,173
Deferred tax (liabilities) assets at the end of the period	(176,534)	(243,665)	(71,408)
Deferred tax liabilities [member] | Provision for foreclosed assets [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period	(109,092)	(41,654)	(37,798)
Credited (charged) to profit or loss	100,172	(67,096)	(3,856)
Foreign exchange adjustments	309	(342)
Deferred tax (liabilities) assets at the end of the period	$ (8,611)	$ (109,092)	(41,654)
Deferred tax liabilities [member] | Unrealized profits of foreign subsidiaries [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax (liabilities) assets at the beginning of the period			(22,029)
Foreign exchange adjustments			$ 22,029